ACCOUNTS RECEIVABLE - Schedule of Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE
Accounts receivable	$ 3,723,406	$ 4,077,820
Allowance for doubtful accounts	(53,129)	(15,477)
Accounts receivable, net	$ 3,670,277	$ 4,062,343